                                     [LOGO]
                               THE RESERVE FUNDS
                                  Founders of
                          "America's First Money Fund"
                                   Est. 1970

                                 SEMI-ANNUAL REPORT

       RESERVE PRIVATE EQUITY SERIES

        BLUE CHIP GROWTH FUND
        INFORMED INVESTORS
          GROWTH FUND
        INTERNATIONAL EQUITY
          FUND
        INTERNATIONAL SMALL CAP
          FUND
        LARGE-CAP GROWTH
          FUND
        SMALL-CAP GROWTH FUND
        STRATEGIC GROWTH FUND

                                 NOVEMBER 30, 2000

                                     [LOGO]
                               THE RESERVE FUNDS
                                  FOUNDERS OF
                          "AMERICA'S FIRST MONEY FUND"
                                   EST. 1970

1250 Broadway, New York, NY 10001-3701
(212) 401-5500
GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700
This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RPES/Semi-Annual 11/00

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000--(UNAUDITED)

                                                                        VALUE
SHARES   COMMON STOCKS--101.4%                                        (NOTE 1)
------   ---------------------                                        --------
         BANKS--4.3%
 12,400  Wells Fargo, Co...........................................  $   588,225
                                                                     -----------
         BIO-TECHNOLOGY--7.4%
  9,200  Amgen Inc.*...............................................      585,350
  5,325  PE Corp.--PE Biosystems Group.............................      439,978
                                                                     -----------
                                                                       1,025,328
                                                                     -----------
         BROADCASTING--6.1%
  7,050  Clear Channel Communication, Inc..........................      356,025
 12,725  Comcast Corp. Special Class A.............................      489,117
                                                                     -----------
                                                                         845,142
                                                                     -----------
         COMPUTER MEMORY DEVICES--4.0%
  7,325  EMC Corp.*................................................      544,797
                                                                     -----------
         COMPUTER MICROSYSTEMS--3.4%
  6,225  Sun Microsystems, Inc.*...................................      473,489
                                                                     -----------
         COMPUTER NETWORKING--10.7%
 12,098  Cisco Systems, Inc.*......................................      579,192
  7,725  Network Appliance, Inc.*..................................      381,422
 13,400  Nortel Networks Corp......................................      505,850
                                                                     -----------
                                                                       1,466,464
                                                                     -----------
         COMPUTER SERVICES--2.7%
  9,250  America Online, Inc.......................................      375,643
                                                                     -----------
         COMPUTER SOFTWARE--6.9%
  7,850  Microsoft Corp.*..........................................      450,394
 18,700  Oracle Corp.*.............................................      495,550
                                                                     -----------
                                                                         945,944
                                                                     -----------
         CONGLOMERATES--3.3%
  9,125  General Electric Co.......................................      452,258
                                                                     -----------
         ELECTRONIC COMPONENTS--3.3%
  5,925  Sanmina Corp.*............................................      451,781
                                                                     -----------
         FIBER OPTICS--3.3%
  9,185  JDS Uniphase Corp.*.......................................      459,824
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         FINANCIAL SERVICES--7.1%
 10,996  Citigroup, Inc............................................  $   547,738
  6,800  Morgan Stanley Dean Witter & Co...........................      430,950
                                                                     -----------
                                                                         978,688
                                                                     -----------
         INSURANCE--3.7%
  5,212  American International Group, Inc.........................      505,238
                                                                     -----------
         PHARMACEUTICALS--4.6%
 14,187  Pfizer, Inc...............................................      628,661
                                                                     -----------
         RETAIL--3.3%
  8,375  Kohl's Corp...............................................      448,586
                                                                     -----------
         SEMICONDUCTORS--8.5%
 11,425  Altera Corp.*.............................................      273,486
  4,100  Broadcom Corp.*...........................................      399,750
 13,250  Intel Corp................................................      504,328
                                                                     -----------
                                                                       1,177,564
                                                                     -----------
         TECHNOLOGY--3.2%
  6,275  Siebel Systems, Inc.*.....................................      438,466
                                                                     -----------
         TELECOMMUNICATION--3.6%
 13,125  Qwest Communications Int'l.*..............................      495,469
                                                                     -----------
         TELECOMMUNICATIONS EQUIPMENT--8.9%
 14,250  Nokia Corp. ADR...........................................      609,187
  7,600  Qualcomm, Inc.*...........................................      609,900
                                                                     -----------
                                                                       1,219,087
                                                                     -----------
         UTILITIES--3.1%
  8,100  AES Corp.*................................................      420,188
                                                                     -----------

                 TOTAL COMMON STOCKS (COST $13,770,837)..............     101.4%   13,940,842
                 LIABILITIES, LESS OTHER ASSETS......................      (1.4)     (189,553)
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $13,751,289
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of Net Assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at November 30, 2000, was $13,770,837 the aggregate gross unrealized appreciation was $2,184,918 and the aggregate gross unrealized depreciation was $2,014,913.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $13,770,837)....................................................................  $13,940,842
  Dividend and interest receivable........................................................        7,073
                                                                                            -----------
    Total Assets..........................................................................   13,947,915
                                                                                            -----------
LIABILITIES:
  Cash overdraft..........................................................................      194,545
  Other payables and accrued expenses.....................................................        2,081
                                                                                            -----------
    Total Liabilities.....................................................................      196,626
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 605,544 of Class R
    shares and 240,315 of Class I shares
    outstanding ($.001 par value).........................................................  $13,751,289
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($11,210,349/605,544)...........................................................  $     18.51
                                                                                            ===========
  Class I ($2,540,940/240,315)............................................................  $     10.57
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................  $     1,024
  Paid in surplus.........................................................................   11,695,771
  Accumulated net realized gain on investments............................................    1,985,942
  Accumulated net investment loss.........................................................     (101,453)
  Net unrealized appreciation on investments..............................................      170,005
                                                                                            -----------
NET ASSETS................................................................................  $13,751,289
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)


INVESTMENT INCOME:
  Dividends...............................................................................  $   19,774
                                                                                            ----------
    Total Investment Income...............................................................      19,774
                                                                                            ----------
EXPENSES:
  Comprehensive Management fee (Note 3)...................................................     102,341
  Distribution fee (Note 3)...............................................................      18,886
                                                                                            ----------
    Total Expenses........................................................................     121,227
                                                                                            ----------
    Net Investment Loss...................................................................    (101,453)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (NOTE 2):
  Net realized loss on investments........................................................    (291,314)
  Net change in unrealized depreciation on investments....................................  (1,870,602)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (2,161,916)
                                                                                            ----------
  Net decrease in net assets resulting from operations....................................  $(2,263,369)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 2000

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2000          2000
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $  (101,453)  $  (143,133)
  Net realized (loss) gain from investment transactions....................      (291,314)    2,797,804
  Net change in unrealized depreciation on investments.....................    (1,870,602)     (282,945)
                                                                              -----------   -----------
  Net (decrease) increase in net assets resulting from operations..........    (2,263,369)    2,371,726
                                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments.........................................             0    (2,728,377)
                                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................     4,033,348     9,442,969
  Reinvestment of distributions............................................             0     2,614,838
  Cost of shares redeemed..................................................    (4,033,361)   (6,258,151)
                                                                              -----------   -----------
  Net (decrease) increase in net assets resulting from capital share
    transactions...........................................................           (13)    5,799,656
                                                                              -----------   -----------
  Net (decrease) increase in net assets....................................    (2,263,382)    5,443,005
NET ASSETS:
  Beginning of period......................................................    16,016,671    10,571,666
                                                                              -----------   -----------
  End of period............................................................   $13,751,289   $16,014,671
                                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED)

                                                                          VALUE
 SHARES    COMMON STOCKS--71.0%                                         (NOTE 1)
 ------    --------------------                                         --------
           AEROSPACE & DEFENSE--2.7%
    5,500  Boeing Co.................................................  $   379,844
                                                                       -----------
           AIRLINES--2.0%
    8,800  Southwest Airlines Co.....................................      277,750
                                                                       -----------
           BIO-TECHNOLOGY--2.1%
    3,400  Genzyme Corp.*............................................      298,562
                                                                       -----------
           DRUGS--16.6%
    7,700  Abbott Laboratories.......................................      423,981
    6,000  American Home Products....................................      360,750
    2,800  Cardinal Health, Inc......................................      279,825
    4,300  Forest Laboratories, Inc.*................................      582,650
    2,500  Johnson & Johnson.........................................      250,000
    4,800  Merck & Co., Inc..........................................      444,900
                                                                       -----------
                                                                         2,342,106
                                                                       -----------
           GOLD & SILVER--1.7%
   49,700  Homestake Mining Co.,.....................................      245,394
                                                                       -----------
           HMO MEDICAL--11.4%
    5,800  HCA-The Healthcare Co.....................................      240,337
    8,000  Health Management Associates, Inc.........................      170,500
    4,100  Laboratory Corp. of America Holdings*.....................      582,456
    1,100  Quest Diagnostics, Inc.*..................................      123,613
   11,700  Tenet Healthcare Corp.....................................      497,981
                                                                       -----------
                                                                         1,614,887
                                                                       -----------
           INSURANCE--10.1%
    7,300  Oxford Health Plans, Inc.*................................      296,106
    4,200  Unitedhealth Group, Inc...................................      492,713
    5,900  Wellpoint Health Network, Inc.*...........................      636,094
                                                                       -----------
                                                                         1,424,913
                                                                       -----------
                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           NATURAL GAS--1.7%
    4,100  El Paso Energy Corp.......................................  $   246,256
                                                                       -----------
           OIL & GAS--16.1%
   10,300  Anadarko Petroleum Corp...................................      612,850
    9,000  Burlington Resources, Inc.................................      706,056
   13,100  Eog Resources, Inc........................................      683,244
    4,900  Phillips Petroleum Co.....................................      276,850
                                                                       -----------
                                                                         2,279,000
                                                                       -----------
           RETAIL--3.0%
    7,900  The Talbots, Inc..........................................      417,219
                                                                       -----------
           SAVINGS BANKS--3.6%
   11,300  Washington Mutual, Inc....................................      513,444
                                                                       -----------
           Total Common Stocks (Cost $9,751,372).....................   10,039,375
                                                                       -----------
           SHORT-TERM INVESTMENTS--33.5%
           Reserve Insured Deposits
           (Cost $4,738,170).........................................    4,738,170
                                                                       -----------

           TOTAL INVESTMENTS
           (COST $14,489,542)..................................     104.5%   14,777,545
           LIABILITIES, LESS OTHER ASSETS......................      (4.5)     (630,495)
                                                                 --------   -----------
           NET ASSETS..........................................     100.0%  $14,147,050
                                                                 ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at November 30, 2000, was $14,489,542, the aggregate gross unrealized appreciation was $459,141 and the aggregate gross unrealized depreciation was $171,138

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $14,489,542)....................................................................  $14,777,545
  Receivable for Fund shares sold.........................................................      112,944
  Dividend and interest receivable........................................................       10,931
                                                                                            -----------
    Total Assets..........................................................................   14,901,420
                                                                                            -----------
LIABILITIES:
  Cash overdraft..........................................................................       26,472
  Payable for securities purchased........................................................      725,646
  Other payables and accrued expenses.....................................................        2,252
                                                                                            -----------
    Total Liabilities.....................................................................      754,370
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 768,248 Class R shares and 133,508 Class I shares outstanding
    ($.001 par value).....................................................................  $14,147,050
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($12,321,908/768,248)...........................................................  $     16.04
                                                                                            ===========
  Class I ($1,825,142/133,508)............................................................  $     13.67
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................  $       902
  Paid in surplus.........................................................................   17,693,318
  Accumulated net investment loss.........................................................      (49,557)
  Accumulated net realized loss on investments............................................   (3,785,616)
  Net unrealized appreciation on investments..............................................      288,003
                                                                                            -----------
NET ASSETS................................................................................  $14,147,050
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)


INVESTMENT INCOME:
  Dividends...............................................................................  $     9,153
  Interest................................................................................       75,789
                                                                                            -----------
    Total Investment Income...............................................................       84,942
                                                                                            -----------
EXPENSES:
  Comprehensive Management fee (Note 3)...................................................      114,183
  Distribution fee (Note 3)...............................................................       20,316
                                                                                            -----------
    Total Expenses........................................................................      134,499
                                                                                            -----------
    Net Investment Loss...................................................................      (49,557)
                                                                                            -----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (NOTE 2):
  Net realized loss on investments........................................................   (2,069,972)
  Net change in unrealized appreciation on investments....................................    2,229,969
                                                                                            -----------
  Net realized and unrealized gain on investments.........................................      159,997
                                                                                            -----------
  Net increase in net assets resulting from operations....................................  $   110,440
                                                                                            ===========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED MAY 31,
                                      2000

                                                                             NOVEMBER 30,    MAY 31,
                                                                                 2000          2000
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (49,557)  $    (79,250)
  Net realized loss on investment transactions.............................   (2,069,972)    (1,290,367)
  Net change in unrealized appreciation (depreciation) on investments......    2,229,969     (2,044,182)
                                                                             -----------   ------------
  Net increase (decrease) in net assets resulting from operations..........      110,440     (3,413,799)
                                                                             -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments.........................................            0     (1,695,746)
                                                                             -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    2,119,787     29,980,596
  Reinvestment of distributions............................................            0      1,680,362
  Cost of shares redeemed..................................................   (6,293,830)   (12,464,878)
                                                                             -----------   ------------
  Net (decrease) increase in net assets resulting from capital share
    transactions...........................................................   (4,174,043)    19,196,080
                                                                             -----------   ------------
  Net (decrease) increase in net assets....................................   (4,063,603)    14,086,535
NET ASSETS:
  Beginning of period......................................................   18,210,653      4,124,118
                                                                             -----------   ------------
  End of period............................................................  $14,147,050   $ 18,210,653
                                                                             ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED)

                                                                        VALUE
SHARES   COMMON STOCKS--85.1%                                         (NOTE 1)
------   --------------------                                         --------
         CANADA--2.2%
 13,200  Bombardier, Inc. Class B..................................  $   192,651
  4,200  Nortel Networks Corp......................................      158,550
                                                                     -----------
                                                                         351,201
                                                                     -----------
         DENMARK--6.5%
 21,500  Vestas Wind Systems.......................................    1,056,017
                                                                     -----------
         FINLAND--3.8%
 14,700  Nokia Oyj Series A........................................      616,923
                                                                     -----------
         FRANCE--11.1%
  5,375  Alcatel Alsthom...........................................      267,036
  2,100  AXA-UAP...................................................      294,688
  3,500  BNP Paribas...............................................      270,893
  1,300  Dassault Systems SA.......................................       92,743
  3,500  Societe Generale..........................................      189,137
  1,200  Sodexho Alliance SA.......................................      215,460
  4,500  STMicroelectronics N.V....................................      183,375
  6,750  Television Francaise......................................      296,518
                                                                     -----------
                                                                       1,809,850
                                                                     -----------
         HONG KONG--9.5%
 38,000  China Mobile..............................................      207,568
168,000  Giordano International Ltd................................       81,858
 16,000  HSBC Holdings.............................................      214,389
 19,200  Hutckisom Whampoa Ltd.....................................      229,571
176,000  Li & Fung Ltd.............................................      367,847
 18,891  Sun Hung Kai Properties Ltd...............................      145,941
 47,000  Swire Pacific Ltd.........................................      301,324
                                                                     -----------
                                                                       1,548,498
                                                                     -----------
         ISRAEL--4.3%
  3,600  Check Point Software Technologies.*.......................      369,450
  3,000  Orbotech, Ltd.............................................      133,500
  3,000  Teva Pharmaceutical ADR...................................      197,250
                                                                     -----------
                                                                         700,200
                                                                     -----------
         INDIA--0.4%
    600  Infosys Technologies Ltd. ADR.............................       71,925
                                                                     -----------
         ITALY--4.3%
 18,300  Banca Fideuram SpA........................................      242,923
 55,000  Bipop Carie SpA...........................................      414,184
 40,500  Unicredito Italiano.......................................      201,209
                                                                     -----------
                                                                         858,316
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------

         JAPAN--2.8%
  4,000  Eisai Co., Ltd............................................  $   137,781
    800  Fast Retailing............................................      196,084
  3,000  Taiyo Yuden Co............................................      119,108
                                                                     -----------
                                                                         452,973
                                                                     -----------
         MEXICO--1.0%
  3,600  Telefonds De Mexico SA de CV ADR..........................      168,750
                                                                     -----------
         NETHERLANDS--4.0%
  3,233  ING Groep N.V.............................................      233,264
  2,900  Koninklijke Numico N.V....................................      150,142
  5,626  Nutreco Holdings N.V......................................      265,041
    164  Ordina Beheer N.V.........................................        3,659
                                                                     -----------
                                                                         652,106
                                                                     -----------
         NORWAY--5.8%
 67,800  Tandberg-ASA..............................................      799,079
  7,600  Tomra Systems ASA.........................................      137,234
                                                                     -----------
                                                                         936,313
                                                                     -----------
         SINGAPORE--5.2%
 25,000  Datacraft Asia ASI........................................      152,500
 46,600  City Developments.........................................      209,842
  5,600  Flextronic International Ltd.*............................      140,350
 98,000  Keppel Land...............................................      144,734
 42,000  Overseas Union Bank.......................................      189,200
                                                                     -----------
                                                                         836,626
                                                                     -----------
         SPAIN--2.4%
 13,500  Banco Bilbao Vicaya.......................................      180,735
 23,892  Banco Santander, SA.......................................      212,199
                                                                     -----------
                                                                         392,934
                                                                     -----------
         SWEDEN--2.0%
  9,500  Ericsson Lm Telephone Co..................................      108,715
  7,700  Morden Times Group........................................      213,173
                                                                     -----------
                                                                         321,888
                                                                     -----------
         SWITZERLAND--8.1%
    280  Disetronic Holding AG.....................................      227,320
    400  Kudelski SA PA............................................      466,890
     40  Phonak Holding AG.........................................      153,704
    390  Saia-Burgess..............................................      165,636
    104  Syngenta AG...............................................        4,714

                       SEE NOTES TO FINANCIAL STATEMENTS.

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         SWITZERLAND--(CONTINUED)
    150  Tecan Grony...............................................  $   140,847
    300  Zurich Allied AG..........................................      162,256
                                                                     -----------
                                                                       1,321,367
                                                                     -----------

         UNITED KINGDOM--7.8%
 27,400  Allied Irish Bank.........................................      297,967
  2,100  Amdocs, Ltd.*.............................................      113,663
  4,200  Astrazeneca PLC...........................................      214,978
 21,146  HSBC Holdings Ord.........................................      279,916
 12,900  Misys PLC.................................................       91,355
 41,800  Serco Group PLC...........................................      269,513
                                                                     -----------
                                                                       1,267,392
                                                                     -----------
         UNITED STATES--2.8%
  1,900  Comverse Technology, Inc.*................................      163,756
  3,200  PMC-Sierra Inc.*..........................................      295,000
                                                                     -----------
                                                                         458,756
                                                                     -----------
         Total Common Stocks--%
         (Cost $11,120,163)........................................   13,822,035
                                                                     -----------

                                                                        VALUE
SHARES   PREFERRED STOCKS--1.1%                                       (NOTE 1)
------   ----------------------                                       --------
         GERMANY
     60  Porsche AG Pfd. (cost $114,037)...........................  $   178,329
                                                                     -----------
         WARRANTS--0.0%
         FRANCE--0.0%
    500  Havas Advertising* expires 5/14/01
         (cost $0).................................................        4,009
                                                                     -----------
         SHORT-TERM INVESTMENTS--5.6%
902,725  Reserve Insured Deposits (cost--$902,725).................      902,725
                                                                     -----------

                 TOTAL INVESTMENTS
                 (COST $12,136,925)..................................      91.8%   14,907,098
                 OTHER ASSETS, LESS LIABILITIES......................       8.2     1,330,825
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $16,237,923
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at November 30, 2000 was $12,136,925 aggregate gross unrealized appreciation was $3,678,642 and the aggregate unrealized gross depreciation was $908,469.

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Auto/Truck Manufacturers..........................     1.1%
Bio-Tech & Medical Devices........................     3.2
Building & Housing................................     1.6
Commercial Banks..................................    16.6
Computer & Peripheral.............................     2.8
Computer Software.................................     4.1
Consumer Services.................................     2.2
Distribution Companies............................     2.3
Diversified Operations............................     1.9
Drugs & Health Care...............................     3.4
Electrical Equipment..............................     6.5
Electronics.......................................     7.5
Financial Services................................     1.8
Food Processing...................................     0.9
IT Service........................................     0.4
INDUSTRY                                            PERCENT
--------                                            -------
Industrial........................................     1.2%
Insurance.........................................     1.0
Investment Companies..............................     1.4
Media.............................................     3.1
Money Center Banks................................     1.4
Real Estate Development...........................     2.2
Retailing.........................................     1.7
Service Companies.................................     1.7
Telecommunications................................    15.3
Textiles & Footwear...............................     0.9
Short term investment.............................     5.6
Other Assets, Less Liabilities....................     8.2
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $12,136,925)....................................................................  $14,907,098
  Cash....................................................................................    1,247,817
  Receivable for securities sold..........................................................      330,267
  Dividend and interest receivable........................................................       16,150
                                                                                            -----------
    Total Assets..........................................................................   16,501,332
                                                                                            -----------
LIABILITIES:
  Payable for securities purchased........................................................      124,987
  Other payables and accrued expenses.....................................................      138,422
                                                                                            -----------
    Total Liabilities.....................................................................      263,409
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 632,050 Class R shares and of 297,263 Class I shares outstanding ($.001 par value).........................................................  $16,237,923
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($11,500,546/632,050)...........................................................  $     18.20
                                                                                            ===========
  Class I ($4,737,452/297,263)............................................................  $     15.94
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................  $       861
  Paid in surplus.........................................................................   10,142,695
  Accumulated net investment loss.........................................................      (41,044)
  Accumulated net realized gain on investments and foreign currency transactions..........    3,360,816
  Net unrealized gain on investments and foreign currency transactions....................    2,774,595
                                                                                            -----------
NET ASSETS................................................................................  $16,237,923
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*..............................................................................  $   70,414
  Interest................................................................................      27,926
                                                                                            ----------
    Total Investment Income...............................................................      98,340
                                                                                            ----------
EXPENSES:
  Comprehensive Management fee (Note 3)...................................................     135,695
  Distribution fee (Note 3)...............................................................      17,374
                                                                                            ----------
    Total Expenses........................................................................     153,069
                                                                                            ----------
    Net Investment Loss...................................................................     (54,729)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (NOTE 2):
  Net realized gain on investment transactions............................................     124,746
  Net realized loss on foreign currency transactions......................................      (8,939)
  Net change in unrealized depreciation on investments....................................  (1,901,643)
  Net unrealized gain on foreign currency transactions....................................       4,422
                                                                                            ----------
  Net realized and unrealized loss investments............................................  (1,781,414)
                                                                                            ----------
  Net decrease in net assets resulting from operations....................................  $(1,836,143)
                                                                                            ==========

*  Dividends are net of foreign tax withholdings of $1,855

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 2000

                                                                             NOVEMBER 30,    MAY 31,
                                                                                 2000          2000
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (54,729)  $   (131,701)
  Net realized gain on investment transactions.............................      124,746      4,118,191
  Net realized loss on foreign currency transactions.......................       (8,939)        (5,546)
  Net change in unrealized (depreciation) appreciation on investments......   (1,901,643)     2,736,254
  Net change in unrealized appreciation (depreciation) on foreign currency
    transactions...........................................................        4,422           (265)
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from operations..........   (1,836,143)     6,716,933
                                                                             ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................   50,403,559     51,774,675
  Cost of shares redeemed..................................................  (46,639,335)   (56,497,784)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital share
    transactions...........................................................    3,764,224     (4,723,109)
                                                                             ------------  ------------
  Net increase in net assets...............................................    1,928,081      1,993,824
NET ASSETS:
  Beginning of period......................................................   14,309,842     12,316,018
                                                                             ------------  ------------
  End of period............................................................  $16,237,923   $ 14,309,842
                                                                             ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED)

                                                                      VALUE
SHARES  COMMON STOCKS--72.3%                                         (NOTE 1)
------  --------------------                                         --------
        DENMARK--4.8%
  400   Vestas Wind Systems.......................................   $ 19,647
                                                                     --------
        FRANCE--14.4%
  300   LVL Medical...............................................     19,349
  800   Pinguely Haulotte.........................................     20,221
  100   Royal Canin SA............................................     10,084
   40   Zodiac SA.................................................      9,344
                                                                     --------
                                                                       58,998
                                                                     --------
        GERMANY--7.9%
  150   Cybio AG..................................................     12,486
  130   Muehlbauer Holding & Co...................................      8,158
  100   Technotrans...............................................     11,854
                                                                     --------
                                                                       32,498
                                                                     --------
        HONG KONG--1.9%
16,000  Giordano Intl Ltd.........................................      7,796
                                                                     --------
        ITALY--1.2%
  400   Bayerische Vita SpA.......................................      5,004
                                                                     --------
        JAPAN--2.7%
  300   Meitec Corp...............................................     11,013
                                                                     --------
        NETHERLANDS--3.3%
  170   Van Der Moolen............................................     13,573
                                                                     --------
        NORWAY--5.9%
  300   Gjensidige Nor SP.........................................      8,110
  600   Tandberg Asa..............................................      7,071
  500   Tomra Systems.............................................      9,029
                                                                     --------
                                                                       24,210
                                                                     --------
        SINGAPORE--1.5%
1,000   Datacraft Asia Ltd........................................      6,100
                                                                     --------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------

        SWEDEN--0.7%
  100   Proffice AB--Cl. B........................................   $  2,699
                                                                     --------
        SWITZERLAND--22.8%
  120   Card Guard Scientific.....................................      7,073
   15   Disetronic Holding AG.....................................     12,178
  350   Jomed NV..................................................     16,786
    4   Julius Baer Hldgs AG......................................     18,352
   15   Kudelski SA...............................................     17,508
   13   Tecan Group AG............................................     12,207
   10   Unilabs AG................................................      8,927
                                                                     --------
                                                                       93,031
                                                                     --------
        UNITED KINGDOM--5.2%
3,000   Chloride Group Plc........................................      7,950
  330   Logica PLC................................................      6,588
  500   RPS Group PLC.............................................      6,626
                                                                     --------
                                                                       21,164
                                                                     --------
        Total Common Stocks
        (Cost $313,671)...........................................    295,733
                                                                     --------

        PREFERRED STOCKS--5.8%
        ----------------------
        FRANCE
   70   Hugo Boss. (cost $17,965).................................     23,490
                                                                     --------

                 TOTAL INVESTMENTS
                 (COST $331,636).....................................      78.1%    319,223
                 OTHER ASSETS........................................      21.9      89,722
                                                                       --------    --------
                 NET ASSETS..........................................     100.0%   $408,945
                                                                       ========    ========

-----------------
Value of investments are shown as a percentage of net assets.

For Federal income tax purposes the tax basis for investments owned at November 30, 2000 was $331,636 aggregate gross unrealized appreciation was $19,766 and the aggregate unrealized gross depreciation was $32,179.

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Bio-Tech & Medical Devices........................    14.8%
Commercial Banks..................................     6.4
Computers & Peripheral............................     2.7
Computer Cyclicals................................     2.5
Consumer Service..................................     2.2
Diversified Operations............................     0.7
Drugs & Health Care...............................     7.0
Electrical Equipment..............................     4.8
Electronics.......................................     4.3
Financial Services................................     3.3
INDUSTRY                                            PERCENT
--------                                            -------
Industrial........................................     9.2%
Insurance Companies...............................     1.2
IT Services.......................................     1.6
Machinery.........................................     4.9
Pollution Control.................................     1.6
Retailing.........................................     7.7
Telecommunications................................     3.2
Other Assets, Less Liabilities....................    21.9
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $331,636).......................................................................  $  319,223
  Cash....................................................................................      41,743
  Receivable for securities sold..........................................................      47,240
  Dividend and interest receivable........................................................         805
                                                                                            ----------
    Total Assets..........................................................................     409,011
                                                                                            ----------
LIABILITIES:
  Payable for securities purchased........................................................          60
  Payable for Fund shares repurchased.....................................................           6
                                                                                            ----------
    Total Liabilities.....................................................................          66
                                                                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of of 25,027 Class R shares and 20,040 of Class I shares outstanding ($.001 par value).........................................................  $  408,945
                                                                                            ==========
NET ASSET VALUE PER SHARE:
  (offering and redemption price per share)
  Class R ($227,913/25,027)...............................................................  $     9.11
                                                                                            ==========
  Class I ($181,032/20,040)...............................................................  $     9.03
                                                                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................  $       45
  Paid in surplus.........................................................................     449,069
  Accumulated net investment loss.........................................................      (2,439)
  Accumulated net realized loss on investments and foreign currency transactions..........     (26,026)
  Net unrealized loss on investments and foreign currency transactions....................     (11,704)
                                                                                            ----------
NET ASSETS................................................................................  $  408,945
                                                                                            ==========

STATEMENT OF OPERATIONS
FOR THE FOUR MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)


INVESTMENT INCOME:
  Dividend................................................................................  $        0
  Interest................................................................................           0
                                                                                            ----------
    Total Investment Income...............................................................           0
                                                                                            ----------
EXPENSES:
  Comprehensive Management fee (Note 3)...................................................       1,930
  Distribution fee (Note 3)...............................................................         181
  Other Expenses..........................................................................         328
                                                                                            ----------
    Total Expenses........................................................................       2,439
                                                                                            ----------
    Net Investment Loss...................................................................      (2,439)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 2):
  Net realized loss on investment transactions............................................     (22,016)
  Net realized loss on foreign currency transactions......................................      (4,010)
  Net change in unrealized depreciation on investments....................................     (12,413)
  Net unrealized gain on foreign currency transactions....................................         709
                                                                                            ----------
  Net realized and unrealized loss Investments............................................     (37,730)
                                                                                            ----------
  Net decrease in net assets resulting from operations....................................  $  (40,169)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE FOUR MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

                                                                             NOVEMBER 30,
                                                                                 2000
                                                                             ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $  (2,439)
  Net realized loss on investment transactions.............................     (22,016)
  Net realized loss on foreign currency transactions.......................      (4,010)
  Net change in unrealized depreciation on investments.....................     (12,413)
  Net change in unrealized appreciation on foreign currency transactions...         709
                                                                              ---------
  Net decrease in net assets resulting from operations.....................     (40,169)
                                                                              ---------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................     600,019
  Cost of shares redeemed..................................................    (150,905)
                                                                              ---------
  Net increase in net assets resulting from capital share transactions.....     449,114
                                                                              ---------
  Net increase in net assets...............................................     408,945
NET ASSETS:
  Beginning of year........................................................           0
                                                                              ---------
  Four months ended........................................................   $ 408,945
                                                                              =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED)

                                                                      VALUE
SHARES  COMMON STOCKS--93.4%                                         (NOTE 1)
------  --------------------                                         --------
        ADVERTISING--2.0%
1,300   Omnicom Group.............................................  $  102,212
                                                                    ----------
        BEVERAGES--2.0%
1,000   Anheuser-Busch Cos........................................      47,437
  500   Coca-Cola Co..............................................      31,313
  600   Pepsico Inc...............................................      27,225
                                                                    ----------
                                                                       105,975
                                                                    ----------
        BIO-TECHNOLOGY--3.2%
2,200   ALZA Corp.................................................      97,625
1,000   Amerisource Health Corp...................................      49,250
1,000   Serono SA ADR*............................................      21,375
                                                                    ----------
                                                                       168,250
                                                                    ----------
        BROADCASTING--0.5%
  800   Univision Communications, Inc.*...........................      28,000
                                                                    ----------
        COMPUTER HARDWARE--4.7%
1,000   Compaq Computers Corp.....................................      21,500
  600   International Business Systems Corp.......................      56,100
2,200   Sun Microsystems, Inc.*...................................     167,337
                                                                    ----------
                                                                       244,937
                                                                    ----------
        COMPUTER MEMORY DEVICES--6.0%
2,900   EMC Corp.*................................................     215,687
1,000   Veritas Software Co.*.....................................      97,562
                                                                    ----------
                                                                       313,249
                                                                    ----------
        COMPUTER NETWORK--0.9%
  400   Emulex Corp.*.............................................      46,500
                                                                    ----------
        COMPUTER NETWORKING -- 4.0%
4,400   Cisco Systems, Inc........................................     210,650
                                                                    ----------
        COMPUTER SOFTWARE--6.5%
  500   I2 Technologies Inc.*.....................................      48,188
3,200   Microsoft Corp.*..........................................     183,600
1,900   Oracle Corp.*.............................................      50,350
  800   Siebel Systems, Inc.*.....................................      55,900
                                                                    ----------
                                                                       338,038
                                                                    ----------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------

        CONGLOMERATE--8.1%
4,900   General Electric Co.......................................  $  242,856
1,300   Time Warner, Inc..........................................      80,600
1,900   Tyco International Ltd....................................     100,225
                                                                    ----------
                                                                       423,681
                                                                    ----------
        DRUGS--2.1%
  600   Merck & Co., Inc..........................................      55,613
  800   Amgen Inc.*...............................................      50,900
                                                                    ----------
                                                                       106,513
                                                                    ----------
        ELECTROMEDICAL APPARATUS--1.5%
  800   Medtronic Inc.............................................      42,600
  700   Guidant Corp.*............................................      37,756
                                                                    ----------
                                                                        80,356
                                                                    ----------
        ELECTRONICS--0.9%
  900   Celestica, Inc.*..........................................      46,913
                                                                    ----------
        ENTERTAINMENT--1.4%
2,500   Walt Disney Holding Co....................................      72,344
                                                                    ----------
        FIBER OPTICS--0.7%
1,100   Ciena Corp................................................      37,969
                                                                    ----------
        FINANCIAL SERVICES--0.7%
  300   State Street Boston Corp..................................      38,700
                                                                    ----------
        FOOD PROCESSING--0.8 %
  500   Quaker Oats Co............................................      43,469
                                                                    ----------
        HEALTHCARE--2.4%
2,100   American Home Products....................................     126,262
                                                                    ----------
        INSURANCE--1.5%
  800   American International Group..............................      77,550
                                                                    ----------
        INVESTMENT SERVICES--2.7%
3,500   Charles Schwab Corp.......................................      96,906
  700   Morgan Stanley Dean Witter & Co...........................      44,363
                                                                    ----------
                                                                       141,269
                                                                    ----------
        MANUFACTURING-DIVERSIFIED--1.2%
1,000   C-Mac Industries, Inc.....................................      41,000
  800   Flextronic International Ltd.*............................      20,050
                                                                    ----------
                                                                        61,050
                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        OIL EXPLORATION & PRODUCTION--7.2%
2,200   Enron Corp................................................  $  142,450
3,000   Nabors Industries Inc.....................................     131,820
2,500   Transocean Sedco Forex Inc................................      99,688
                                                                    ----------
                                                                       373,958
                                                                    ----------
        PHARMACEUTICALS--10.6%
  800   Bristol-Myers Squibb Co...................................      55,450
2,000   King Pharmaceuticals Inc..................................      97,500
5,800   Pfizer, Inc...............................................     257,012
2,500   Schering-Plough Corp......................................     140,156
                                                                    ----------
                                                                       550,118
                                                                    ----------
        RESTAURANT--0.6%
  900   McDonald's Corp...........................................      28,688
                                                                    ----------
        RETAIL--5.3%
  900   Home Depot, Inc...........................................      35,269
1,200   Safeway, Inc..............................................      70,725
1,800   Wal-Mart Stores, Inc......................................      93,938
1,700   Walgreen Co...............................................      75,756
                                                                    ----------
                                                                       275,688
                                                                    ----------
        SCIENTIFIC INSTRUMENTS--2.1%
1,700   Water Corp................................................     109,331
                                                                    ----------
        SEMICONDUCTOR--5.0%
  400   Broadcom Corp.--Class A*..................................      67,175
3,800   Intel Corp................................................     144,637
  600   Qlogic Corp.*.............................................      48,563
                                                                    ----------
                                                                       260,375
                                                                    ----------
        TELECOMMUNICATIONS--3.5%
1,200   Nokia Corp. ADR...........................................      51,300
1,600   Qwest Communications International Inc.*..................      60,400
2,000   Vodafone Group PLC ADR....................................      68,500
                                                                    ----------
                                                                       180,200
                                                                    ----------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------

        TELECOMMUNICATIONS EQUIPMENT--2.0%
1,500   Advanced Fibre Communication Inc.*........................  $   38,813
1,200   Tellabs, Inc.*............................................      63,600
                                                                    ----------
                                                                       102,413
                                                                    ----------
        UTILITIES--3.3%
1,100   AES Corp.*................................................      57,062
1,900   El Paso Energy Corp.......................................     114,119
                                                                    ----------
                                                                       171,181
                                                                    ----------
        Total Common Stocks
        (Cost $5,160,130).........................................   4,865,839
                                                                    ----------

                 TOTAL INVESTMENTS
                 (COST $5,160,130)...................................      93.4%   4,865,839
                 OTHER ASSETS, LESS LIABILITIES......................       6.6      342,338
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $5,208,177
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at November 30, 2000 was $5,160,130; the aggregate gross unrealized appreciation was $384,510 and the aggregate unrealized gross unrealized depreciation was $678,801.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $5,160,130).....................................................................  $ 4,865,839
  Cash....................................................................................      334,057
  Dividends and interest receivable.......................................................        9,077
                                                                                            -----------
    Total Assets..........................................................................    5,208,973
                                                                                            -----------
LIABILITIES:
  Other payables and accrued expenses.....................................................          796
                                                                                            -----------
    Total Liabilities.....................................................................          796
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 276,949 Class R shares and 109,070 of Class I shares outstanding ($.001 par value).........................................................  $ 5,208,177
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,316,361/276,949)............................................................  $     15.59
                                                                                            ===========
  Class I ($891,817/109,070)..............................................................  $      8.18
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................  $       386
  Paid in surplus.........................................................................    4,407,395
  Accumulated net investment loss.........................................................       (6,727)
  Accumulated net realized gain on investments............................................    1,101,414
  Net unrealized depreciation on investments..............................................     (294,291)
                                                                                            -----------
NET ASSETS................................................................................  $ 5,208,177
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*..............................................................................  $    8,185
  Interest................................................................................       5,616
                                                                                            ----------
    Total investment income...............................................................      13,801
                                                                                            ----------
EXPENSES:
  Comprehensive Management fee (Note 3)...................................................      36,775
  Distribution fee (Note 3)...............................................................       6,704
                                                                                            ----------
    Total Expenses........................................................................      43,479
                                                                                            ----------
    Net investment loss...................................................................     (29,678)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (NOTE 2):
  Net realized loss on investments........................................................    (432,174)
  Net change in unrealized depreciation on investments....................................     (94,395)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................    (526,569)
                                                                                            ----------
  Net decrease in net assets resulting from
    operations............................................................................  $ (556,247)
                                                                                            ==========

---------------

  *  Dividends are net of foreign tax withholdings of $53

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 2000

                                                                             NOVEMBER 30,    MAY 31,
                                                                                 2000          2000
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) gain...............................................   $  (29,078)  $     22,951
  Net realized (loss) gain on investment transactions......................     (432,174)     1,530,422
  Net change in unrealized depreciation on investments.....................      (94,395)    (1,868,955)
                                                                              ----------   ------------
  Net decrease in net assets resulting from operations.....................     (556,247)      (315,582)
                                                                              ----------   ------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net realized gain on investments.........................................            0     (2,678,338)
                                                                              ----------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................      265,550      2,480,027
  Reinvestment of distributions............................................            0      2,648,674
  Cost of shares redeemed..................................................     (482,379)   (16,324,211)
                                                                              ----------   ------------
  Net decrease in net assets resulting from capital share transactions.....     (216,829)   (11,195,510)
                                                                              ----------   ------------
  Contribution from management.............................................            0         11,051
                                                                              ----------   ------------
  Net decrease in net assets...............................................     (773,076)   (14,178,379)
NET ASSETS:
  Beginning of period......................................................    5,981,253     20,159,632
                                                                              ----------   ------------
  End of period............................................................   $5,208,177   $  5,981,253
                                                                              ==========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED)

                                                                        VALUE
SHARES   COMMON STOCKS--85.6%                                         (NOTE 1)
------   --------------------                                         --------
         APPLICATIONS SOFTWARE--18.0%
 20,500  Business Objects S.A. ADR*................................  $ 1,268,437
 11,100  Citrix Systems, Inc.*.....................................      264,319
 64,000  Documentum, Inc.*.........................................    2,460,000
 59,500  HNC Software, Inc. *......................................    1,368,500
 81,270  Hyperion Solutions Corp.*.................................    1,066,669
 57,000  Peregrine Systems, Inc.*..................................      926,250
 54,200  Project Software Development, Inc.*.......................      538,613
 36,800  PurchasePro.com, Inc.*....................................      510,600
 34,600  Rational Software Corp.*..................................    1,089,900
 46,775  Retek, Inc.*..............................................      976,428
 19,800  Sapient Corp.*............................................      350,213
 51,900  Serena Software, Inc.*....................................    1,651,069
 73,600  Witness Systems, Inc......................................      970,600
                                                                     -----------
                                                                      13,441,598
                                                                     -----------
         BIO-TECHNOLOGY--5.8%
 44,500  Alkermes, Inc.*...........................................    1,329,437
 18,400  OSI Pharmaceuticals, Inc.*................................    1,032,700
 50,600  Tanox, Inc.*..............................................    1,948,100
                                                                     -----------
                                                                       4,310,237
                                                                     -----------
         CAPITAL GOODS--5.7%
 82,000  Optimal Robotics Corp.*...................................    2,173,000
 46,600  Orbotech, Ltd.*...........................................    2,073,700
                                                                     -----------
                                                                       4,246,700
                                                                     -----------
         CONSUMER NON-DURABLES--1.6%
 79,800  Fossil, Inc.*.............................................    1,187,025
                                                                     -----------
         DENTAL LABORATORIES--0.6%
 22,300  National Dentex Corp.*....................................      415,337
                                                                     -----------
         ENTERTAINMENT SOFTWARE--1.0%
 74,400  Activision, Inc.*.........................................      771,900
                                                                     -----------
         HEALTHCARE SERVICES--1.7%
 73,600  Trizetto Group, Inc.*.....................................    1,278,800
                                                                     -----------
         HUMAN RESOURCES--3.4%
100,700  On Assignment, Inc.*......................................    2,523,794
                                                                     -----------
         INTERNET CONTENT--0.7%
 23,300  CNET, Inc.*...............................................      498,037
                                                                     -----------
         INTERNET SERVICES--0.6%
 19,750  Digex, Inc.*..............................................      418,453
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         OIL EXPLORATION & PRODUCTION--6.5%
471,600  Canadian 88 Energy Corp.*.................................  $   910,188
114,200  Cross Timbers Oil Co......................................    2,269,725
 45,300  Newfield Exploration Co.*.................................    1,653,450
                                                                     -----------
                                                                       4,833,363
                                                                     -----------
         PHARMACEUTICAL SERVICES--12.0%
 41,600  Accredo Health, Inc.*.....................................    1,674,400
232,500  Caremark Rx, Inc.*........................................    2,528,437
229,500  Chronimed, Inc.*..........................................    1,663,875
 81,800  Dendrite International, Inc.*.............................    1,385,488
 63,000  Priority Healthcare Corp.*................................    1,716,750
                                                                     -----------
                                                                       8,968,950
                                                                     -----------
         RETAIL--9.0%
141,200  Genesco Inc.*.............................................    3,009,325
 65,800  Tiffany & Co..............................................    2,249,537
 84,700  Williams-Sonoma, Inc.*....................................    1,418,725
                                                                     -----------
                                                                      6,677,.587
                                                                     -----------
         SEMICONDUCTOR--5.8%
 47,400  Applied Micro Circuits Corp.*.............................    2,295,938
 38,100  TranSwitch Corp.*.........................................    1,038,225
 50,850  Vishay Intertechnology, Inc.*.............................      959,794
                                                                     -----------
                                                                       4,293,957
                                                                     -----------
         SEMICONDUCTOR-CAPITAL EQUIPMENT--2.6%
100,500  Atmi, Inc.*...............................................    1,557,750
 15,200  KLA-Tencor Corp*..........................................      418,000
                                                                     -----------
                                                                       1,975,750
                                                                     -----------
         TELECOMMUNICATIONS & EQUIPMENT--10.6%
 54,100  Alpha Industries, Inc.*...................................    1,653,431
 73,600  California Amplifier, Inc.*...............................    1,016,600
 56,100  DSP Group Inc.*...........................................    1,353,413
 51,200  ECI Telecommunications Ltd................................    1,081,600
 20,900  JDS Uniphase Corp.*.......................................    7,909,325
 20,000  Proxim, Inc.*.............................................      926,250
 20,600  Scientific Atlanta, Inc...................................      831,725
                                                                     -----------
         Total Common Stocks
         (Cost $74,514,653)........................................   63,750,813
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

                                                                        VALUE
                                                                      (NOTE 1)
                                                                      --------
         SHORT-TERM INVESTMENTS--13.8%
         Reserve Insured Deposits
         (Cost $10,292,842)........................................  $10,292,842

                 TOTAL INVESTMENTS
                 (COST $84,807,495)..................................      99.4%   74,043,655
                 OTHER ASSETS, LESS LIABILITIES......................       0.6       443,720
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $74,487,375
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at November 30, 2000 was $84,807,495, the aggregate gross unrealized appreciation was $4,328,530 and the aggregate unrealized gross unrealized depreciation was $15,092,370.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $84,807,495)....................................................................  $74,043,655
  Cash....................................................................................      327,391
  Receivable for securities sold..........................................................      107,340
  Dividend and interest receivable........................................................       21,111
                                                                                            -----------
    Total Assets..........................................................................   74,499,497
                                                                                            -----------
LIABILITIES:
  Other payables and accrued expenses.....................................................       12,122
                                                                                            -----------
    Total Liabilities.....................................................................       12,122
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 1,467,862 Class R shares and 670,725 Class I shares outstanding
    ($.001 par value).....................................................................  $74,487,375
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($58,007,247/1,467,862).........................................................  $     39.52
                                                                                            ===========
  Class I ($16,480,128/670,725)...........................................................  $     24.57
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................  $     2,139
  Paid in surplus.........................................................................   86,002,046
  Accumulated net investment loss.........................................................     (222,801)
  Undistributed net realized loss on investments..........................................     (530,169)
  Net unrealized depreciation on investments..............................................  (10,763,840)
                                                                                            -----------
NET ASSETS................................................................................  $74,487,375
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, (UNAUDITED)


INVESTMENT INCOME:
  Dividends...............................................................................  $    8,602
  Interest................................................................................     218,949
                                                                                            ----------
    Total Investment Income...............................................................     227,551
                                                                                            ----------
EXPENSES:
  Comprehensive Management fee (Note 3)...................................................     385,708
  Distribution fee (Note 3)...............................................................      64,376
  Other expenses..........................................................................         268
                                                                                            ----------
    Total Expenses........................................................................     450,352
                                                                                            ----------
    Net Investment Loss...................................................................    (222,801)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (NOTE 2):
  Net realized loss on investments........................................................  (2,046,327)
  Net change in unrealized depreciation on investments....................................  (15,933,159)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (17,979,486)
                                                                                            ----------
  Net decrease in net assets resulting from
    operations............................................................................  $(18,202,287)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED) AND THE YEAR ENDED MAY
                                    31, 2000

                                                                             NOVEMBER 30,    MAY 31,
                                                                                 2000          2000
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $  (222,801)  $   (207,045)
  Net realized (loss) gain on investment transactions......................   (2,046,327)     1,925,117
  Net change in unrealized (depreciation) appreciation on investments......  (15,933,159)     2,853,042
                                                                             ------------  ------------
  Net (decrease) increase in net assets resulting from operations..........  (18,202,287)     4,571,114
                                                                             ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments.........................................            0       (851,873)
                                                                             ------------  ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................   73,302,138     43,951,931
  Reinvestment of distributions............................................            0        807,654
  Cost of shares redeemed..................................................  (13,712,469)   (21,638,908)
                                                                             ------------  ------------
  Net increase in net assets resulting from capital share transactions.....   59,589,669     23,120,677
                                                                             ------------  ------------
  Net increase in net assets...............................................   41,387,382     26,839,918
NET ASSETS:
  Beginning of period......................................................   33,099,993      6,290,075
                                                                             ------------  ------------
  End of period............................................................  $74,487,375   $ 33,099,993
                                                                             ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED)

                                                                       VALUE
SHARES  COMMON STOCKS--96.5%                                         (NOTE 1)
------  --------------------                                         --------
        AUTO--0.7%
3,000   Ford Motor Co.............................................  $    68,250
  392   Visteon Corp..............................................        5,831
                                                                    -----------
                                                                         74,081
                                                                    -----------
        BANKS--2.3%
2,000   Bank of America Corp......................................       79,875
2,250   Chase Manhattan Corp......................................       82,969
1,700   Wells Fargo Co............................................       80,644
                                                                    -----------
                                                                        243,488
                                                                    -----------
        BEVERAGES--1.2%
2,000   Coca-Cola Co..............................................      125,250
                                                                    -----------
        CABLE TV--1.8%
5,000   Comcast Corp. Special Class A.............................      192,188
                                                                    -----------
        COMMUNICATION EQUIPMENT--5.7%
  500   Avaya Inc.*...............................................        5,844
2,000   Nokia Corp. ADR...........................................       85,500
6,000   Plantronics, Inc..........................................      234,750
5,000   Verizon Communications....................................      280,938
                                                                    -----------
                                                                        607,032
                                                                    -----------
        COMPUTERS--5.4%
4,000   Compaq Computer Corp......................................       86,000
3,000   Gateway Inc...............................................       57,000
5,000   Hewlett-Packard Co........................................      158,125
3,000   International Business Machines Corp......................      280,500
                                                                    -----------
                                                                        581,625
                                                                    -----------
        COMPUTER MEMORY DEVICES--3.6%
3,000   EMC Corp.*................................................      223,125
4,000   SanDisk Corp.*............................................      159,250
                                                                    -----------
                                                                        382,375
                                                                    -----------
        COMPUTER NETWORKING--1.8%
4,000   Cisco Systems, Inc.*......................................      191,500
                                                                    -----------
        COMPUTER PERIPHERAL EQUIPMENT--0.5%
5,000   American Power Conversion Corp.*..........................       58,750
                                                                    -----------
        COMPUTER SERVICES--0.0%
   18   Infospace, Inc.*..........................................          196
                                                                    -----------

        COMPUTER SOFTWARE--6.8%
2,000   Advent Software, Inc.*....................................       98,500
4,500   Citrix Systems, Inc.*.....................................      107,156
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------  --------------------------                                   --------
        COMPUTER SOFTWARE--(CONTINUED)
3,800   Microsoft Corp.*..........................................  $   218,025
8,000   Oracle Corp.*.............................................      212,000
  934   Veritas Software Co.*.....................................       91,123
                                                                    -----------
                                                                        726,804
                                                                    -----------
        CONGLOMERATE--3.2%
4,500   General Electric Co.......................................      223,031
2,000   Time Warner, Inc..........................................      124,000
                                                                    -----------
                                                                        347,031
                                                                    -----------
        CONSUMER PRODUCTS--3.4%
3,000   Colgate-Palmolive Co......................................      176,250
2,500   Proctor & Gamble Co.......................................      187,188
                                                                    -----------
                                                                        363,438
                                                                    -----------
        DIVERSIFIED--1.3%
3,000   Seagram Co................................................      142,875
                                                                    -----------
        DRUGS--1.9%
2,000   Johnson & Johnson.........................................      200,000
                                                                    -----------
        ELECTRIC UTILITIES--2.4%
5,000   AES Corp.*................................................      259,375
                                                                    -----------
        ELECTRONICS--1.9%
  572   Agilent Techonologies, Inc................................       29,851
6,000   Solectron Corp.*..........................................      168,000
                                                                    -----------
                                                                        197,851
                                                                    -----------
        ENTERTAINMENT--1.1%
4,000   Walt Disney Holding Co....................................      115,750
                                                                    -----------
        FOOD--1.5%
1,200   Konkinkljke Ahold NV-SP ADR...............................       38,775
5,000   Sara Lee Corp.............................................      120,000
                                                                    -----------
                                                                        158,775
                                                                    -----------
        INTERNET SERVICES--2.0%
5,000   At Home Corp.*............................................       31,094
2,000   KPNQwest N.V..............................................       37,250
4,018   Quest Communications Int'l., Inc.*........................      151,680
   86   Terra Lycos, S.A..........................................        1,204
                                                                    -----------
                                                                        183,978
                                                                    -----------
        INTERNET SOFTWARE--1.2%
3,000   American Online, Inc......................................      121,830
1,500   Covad Communications Group*...............................        2,953

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2000 (UNAUDITED) (CONTINUED)

                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------  --------------------------                                   --------
        INTERNET SOFTWARE--(CONTINUED)
2,000   Northpoint Communications Group, Inc......................  $     1,187
2,000   Rhythms Netconnections Inc................................        2,187
                                                                    -----------
                                                                        128,157
                                                                    -----------
        INVESTMENT SERVICES--7.8%
8,250   Charles Schwab Corp.......................................      228,422
2,666   Citigroup, Inc............................................      132,800
1,000   Goldman Sachs Group Inc...................................       82,125
1,000   Morgan Stanley Dean Witter & Co...........................       63,375
6,000   Stillwell Financial, Inc..................................      195,000
10,000  T.D. Waterhhouse Group, Inc.*.............................      132,500
                                                                    -----------
                                                                        834,222
                                                                    -----------
        INVESTMENT TRUST--2.9%
1,000   Internet Holders Trust*...................................       48,687
3,000   NASDAQ 100 Trust Series*..................................      188,953
6,000   WEBS--Japan Index Series..................................       70,875
                                                                    -----------
                                                                        308,515
                                                                    -----------
        MACHINERY--0.7%
2,000   Grainger W.W. Inc.........................................       73,125
                                                                    -----------
        MANUFACTURING-DIVERSIFIED--3.6%
2,500   BP Amoco PLC ADR..........................................      118,594
5,000   Tyco International Ltd....................................      263,750
                                                                    -----------
                                                                        382,344
                                                                    -----------
        OIL EXPLORATION & PRODUCTION--2.1%
2,500   Exxon Mobil Corp..........................................      220,000
                                                                    -----------
        PAPER--2.0%
3,000   Kimberly-Clark Corp.......................................      209,813
                                                                    -----------
        PHARMACEUTICALS--5.2%
3,000   Bristol-Myers Squibb Co...................................      207,937
2,000   Merck & Co., Inc..........................................      185,375
3,750   Pfizer, Inc...............................................      166,172
                                                                    -----------
                                                                        559,484
                                                                    -----------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------  --------------------------                                   --------
        RESTAURANTS--3.7%
7,000   McDonald's Corp...........................................  $   223,125
3,700   Starbucks Corp.*..........................................      168,581
                                                                    -----------
                                                                        391,706
                                                                    -----------
        RETAIL--8.0%
4,000   Federated Department Stores*..............................      122,000
3,500   GAP, Inc..................................................       87,281
5,000   Home Depot, Inc...........................................      195,937
3,000   K-Mart Corp.*.............................................       16,500
2,000   Safeway, Inc..............................................      117,875
6,000   Target Corp...............................................      180,375
2,500   Wal-Mart Stores, Inc......................................      130,469
                                                                    -----------
                                                                        850,437
                                                                    -----------
        SEMICONDUCTOR--2.6%
3,000   Applied Materials, Inc.*..................................      121,313
4,000   Intel Corp................................................      152,250
                                                                    -----------
                                                                        273,563
                                                                    -----------
        TELECOMMUNICATIONS--2.0%
4,000   Vodafone Group PLC ADR....................................      137,000
5,250   WorldCom, Inc.*...........................................       78,422
                                                                    -----------
                                                                        215,422
                                                                    -----------
        TELECOMMUNICATIONS EQUIPMENT--4.3%
6,000   Lucent Technologies, Inc..................................       93,375
4,500   Qualcomm, Inc.*...........................................      361,125
                                                                    -----------
                                                                        454,500
                                                                    -----------
        TRANSPORTATION-AIR--1.8%
4,000   Fedex Corp................................................      191,680
                                                                    -----------
        TRANSPORTATION-RAIL--0.1%
1,500   Kansas City Southern Industries...........................       12,656
                                                                    -----------

                 TOTAL COMMON STOCKS
                 (COST $11,076,228)..................................      96.5%   10,295,236
                 OTHER ASSETS, LESS LIABILITIES......................       3.5       373,517
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $10,668,753
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
For Federal income tax purposes the tax basis for investments owned at November 30, 2000, was $11,076,228, the aggregate gross unrealized appreciation was $1,284,839 and the aggregate gross unrealized depreciation was $2,065,831.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)


ASSETS:
  Investments in securities, at value (cost $11,076,228)..................................  $10,295,236
  Cash....................................................................................      269,182
  Receivable for Securities sold..........................................................       94,997
  Dividend receivable.....................................................................       10,489
                                                                                            -----------
    Total Assets..........................................................................   10,669,904
                                                                                            -----------
LIABILITIES
  Other payables and accrued expenses.....................................................        1,151
                                                                                            -----------
                                                                                                  1,151
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting 144,987 of Class R shares and 886,369 of Class I shares outstanding ($.001 par value).........................................................  $10,668,753
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,490,173/144,987)............................................................  $     10.28
                                                                                            ===========
  Class I ($9,178,579/886,369)............................................................  $     10.36
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock...........................................................................  $     1,031
  Paid in surplus.........................................................................   11,645,650
  Accumulated net investment gain.........................................................       49,247
  Accumulated net realized loss on investments............................................     (246,184)
  Net unrealized loss on investments......................................................     (780,991)
                                                                                            -----------
NET ASSETS................................................................................  $10,668,753
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)


INVESTMENT INCOME:
  Dividends...............................................................................  $   99,707
  Interest................................................................................       3,275
                                                                                            ----------
    Total Investment Income...............................................................     102,982
                                                                                            ----------
EXPENSES:
  Comprehensive Management fee (Note 3)...................................................      51,586
  Distribution fee (Note 3)...............................................................       2,149
                                                                                            ----------
    Total Expenses........................................................................      53,735
                                                                                            ----------
    Net Investment Gain...................................................................      49,247
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 2):
  Net realized loss on investments........................................................    (175,396)
  Net change in unrealized depreciation on investments....................................  (1,304,456)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (1,479,852)
                                                                                            ----------
  Net decrease in net assets resulting from operations....................................  $(1,430,605)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2000

                                                                             NOVEMBER 30,    MAY 31,
                                                                                 2000         2000
                                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment gain (loss)...............................................  $    49,247   $   (25,983)
  Net realized loss on investments.........................................     (175,396)      (70,788)
  Net change in unrealized (depreciation) appreciation on investments......   (1,304,456)      523,465
                                                                             -----------   -----------
  Net (decrease) increase in net assets resulting from operations..........   (1,430,605)      426,694
                                                                             -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    2,296,436    10,366,966
  Cost of shares redeemed..................................................     (332,928)     (657,810)
                                                                             -----------   -----------
  Net increase in net assets resulting from capital share transaction......    1,963,508     9,709,156
                                                                             -----------   -----------
  Net increase in net assets...............................................      532,903    10,135,850
NET ASSETS:
  Beginning of period......................................................   10,135,850            --
                                                                             -----------   -----------
  End of period............................................................  $10,668,753   $10,135,850
                                                                             ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds):
     Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (collectively the "Funds"). The Trust has the right, at its discretion, to add other funds or classes.

     The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value.

     The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION
     ---------------------------------------------------------------------------

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded or, lacking any sales, at the mean between the closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the quoted bid and asked price. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     ---------------------------------------------------------------------------

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes.

     Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Income dividends, if any, are distributed on a calendar quarter. Distributions from net realized capital gains are distributed annually in December, based on October 31, year end.

     FOREIGN CURRENCY TRANSLATION
     ---------------------------------------------------------------------------

     With respect to the Reserve International Equity Fund and the Reserve International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Funds do not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.

     FEDERAL INCOME TAXES
     ---------------------------------------------------------------------------

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

(2)  INVESTMENT ACTIVITY
--------------------------------------------------------------------------------

     For the six months ended November 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                 AGGREGATE    AGGREGATE
                                                 PURCHASES      SALES
                                                -----------  -----------
      Blue Chip Growth Fund...................  $11,710,110  $11,713,629
      Informed Investors Growth Fund..........   35,081,455   39,600,366
      International Equity Fund...............    6,473,956    4,789,268
      International Small-Cap Fund............      538,423      184,770
      Large-Cap Growth Fund...................    2,806,008    3,052,118
      Small-Cap Growth Fund...................   55,898,234    3,457,978
      Strategic Growth Fund...................    3,498,452      198,689

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Reserve Management Company, Inc. ("RMCI"), serves as the Trust's investment adviser subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI furnishes continuous investment advisory and management services to the Funds. For its services, RMCI receives a comprehensive management fee per year based on the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Funds. Excluded from the defination of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of disinterested Trustees, for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives an annual fee, based on each class' average daily net assets, at the following annual rates:

                                                 CLASS R     CLASS I
                                                ----------  ----------
      Blue Chip Growth Fund...................      1.20%       0.90%
      Informed Investors Growth Fund..........      1.30        1.00
      International Equity Fund...............      1.55        1.25
      International Small-Cap Fund............      1.55        1.25
      Large-Cap Growth Fund...................      1.20        0.90
      Small-Cap Growth Fund...................      1.30        1.00
      Strategic Growth Fund...................      1.20        0.90

     RMCI has entered into Sub-Investment Agreements with each registered investment adviser to serve as the Funds' Sub-Advisers (the
     "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     For their services, the Sub-Advisers of the Funds, with the exception of Condor Capital Management ("Condor"), receive an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the management fee and 12b-1 fees less direct and allocated fund expenses and all applicable sales and marketing costs. For the services rendered by Condor, the Adviser shall pay to Condor at the end of each calendar quarter an annualized fee equal to 0.30% of the Fund's assets. The Adviser may also pay a Sub-Adviser for marketing assistance.

     RMCI has entered into a Distribution Plan with Reserve Partners, Inc. ("RESRV"), a wholly-owned subsidiary of RMCI. As Distributor, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own

--------------------------------------------------------------------------------
     expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV also is responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives an annual fee of 0.25% of the Class R average daily net assets.

                                                          DISTRIBUTION
                                                              FEE
                                                          ------------
      Blue Chip Growth Fund.............................    $18,886
      Informed Investors Growth Fund....................     20,316
      International Equity Fund.........................     17,374
      International Small-Cap Fund......................        181
      Large-Cap Growth Fund.............................      6,704
      Small-Cap Growth Fund.............................     64,376
      Strategic Growth Fund.............................      2,149

     TRANSACTIONS WITH AFFILIATES
     ---------------------------------------------------------------------------

     As of November 30, 2000, certain key officers of RMCI owned 4.1% of Blue Chip Growth Fund, 18.9% of Informed Investors Growth Fund, 40% of International Small-Cap Fund, 5.3% of Large-Cap Growth Fund, 7.1% of Small-Cap Growth Fund, and 9.5% of International Equity Fund.

(4)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the six months ended November 30, 2000, the capital stock transactions of each Fund were as follows:

                                              CLASS R                  CLASS I
                                      ------------------------  ----------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT      SHARES      AMOUNT
      -----------------------------   ----------  ------------  --------  ------------
      Sold..........................     126,775  $  3,066,989    72,637  $    966,359
      Redeemed......................    (168,648)   (3,974,385)   (4,273)      (58,976)
                                      ----------  ------------  --------  ------------
      Net (Decrease) Increase.......     (41,873) $   (907,396)   68,364  $    907,383
                                      ==========  ============  ========  ============

                                                      CLASS R                  CLASS I
                                              ------------------------  ----------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT      SHARES      AMOUNT
      --------------------------------------  ----------  ------------  --------  ------------
      Sold..............................          84,921  $  1,561,291    36,730  $    558,496
      Redeemed..........................        (338,753)   (6,238,997)   (3,611)      (54,833)
                                              ----------  ------------  --------  ------------
      Net (Decrease) Increase...........        (253,832) $ (4,677,706)   33,119  $    503,663
                                              ==========  ============  ========  ============

                                                    CLASS R                  CLASS I
                                              ------------------------  ----------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES     AMOUNT
      ---------------------------------       ----------  ------------  --------  ------------
      Sold..............................       2,176,814  $ 45,488,397   267,838  $  4,915,162
      Redeemed..........................      (2,220,123)  (46,634,771)     (244)       (4,564)
                                              ----------  ------------  --------  ------------
      Net (Decrease) Increase...........         (43,309) $ (1,146,374)  267,594  $  4,910,598
                                              ==========  ============  ========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                  CLASS I
                                              ------------------------  ----------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES       AMOUNT       SHARES     AMOUNT
      ------------------------------------    ----------  ------------  --------  ------------
      Sold..............................          40,439  $    399,650    20,040  $    200,369
      Redeemed..........................         (15,412)     (150,905)        0             0
                                              ----------  ------------  --------  ------------
      Net Increase......................          25,027  $    248,745    20,040  $    200,369
                                              ==========  ============  ========  ============

                                                    CLASS R                  CLASS I
                                              ------------------------  ----------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES     AMOUNT
      -----------------------------           ----------  ------------  --------  ------------
      Sold..............................           6,110  $    117,695    14,900  $    147,855
      Redeemed..........................         (22,664)     (433,419)   (4,800)      (48,960)
                                              ----------  ------------  --------  ------------
      Net (Decrease) Increase...........         (16,554) $   (315,724)   10,100  $     98,895
                                              ==========  ============  ========  ============

                                                    CLASS R                  CLASS I
                                              ------------------------  ----------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES     AMOUNT
      -----------------------------           ----------  ------------  --------  ------------
      Sold..............................       1,091,336  $ 55,543,549   565,380  $ 17,758,589
      Redeemed..........................        (267,309)  (13,112,322)  (19,095)     (600,147)
                                              ----------  ------------  --------  ------------
      Net Increase......................         824,027  $ 42,431,227   546,285  $ 17,158,442
                                              ==========  ============  ========  ============

                                                    CLASS R                  CLASS I
                                              ------------------------  ----------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES     AMOUNT
      -----------------------------           ----------  ------------  --------  ------------
      Sold..............................           6,461  $     80,199   181,274  $  2,216,237
      Redeemed..........................          (4,939)      (60,499)  (23,052)     (272,429)
                                              ----------  ------------  --------  ------------
      Net Increase......................           1,522  $     19,700   158,222  $  1,943,808
                                              ==========  ============  ========  ============

     For the year ended May 31, 2000, the capital stock transactions of each Fund was as follows:

                                              CLASS R                    CLASS I
                                      ------------------------  -------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  -------------
      Sold..........................     306,218  $  7,320,142     146,091  $   2,122,827
      Reinvested....................      91,445     2,096,832      39,785        518,006
      Redeemed......................    (257,372)   (6,081,175)    (14,047)      (176,976)
                                      ----------  ------------  ----------  -------------
      Net Increase..................     140,291  $  3,335,799     171,829  $   2,463,857
                                      ==========  ============  ==========  =============

                                                      CLASS R                    CLASS I
                                              ------------------------  -------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  -------------
      Sold..............................       1,222,403  $ 28,720,927      84,745  $   1,259,669
      Reinvested........................          81,669     1,419,408      17,704        260,954
      Redeemed..........................        (615,022)  (12,432,167)     (2,198)       (32,711)
                                              ----------  ------------  ----------  -------------
      Net Increase......................         689,050  $ 17,708,168     100,251  $   1,487,912
                                              ==========  ============  ==========  =============

--------------------------------------------------------------------------------

                                                    CLASS R                    CLASS I
                                              ------------------------  -------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  -------------
      Sold..............................       2,692,270  $ 51,184,534      32,313  $     590,141
      Redeemed..........................      (2,984,499)  (56,448,051)     (2,759)       (49,733)
                                              ----------  ------------  ----------  -------------
      Net (Decrease) Increase...........        (292,229) $ (5,263,517)     29,554  $     540,408
                                              ==========  ============  ==========  =============

                                                    CLASS R                    CLASS I
                                              ------------------------  -------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  -------------
      Sold..............................          46,542  $    932,012     132,771  $   1,548,015
      Reinvested........................          29,066       574,935     200,555      2,073,739
      Redeemed..........................        (161,730)   (3,350,259)  1,232,858    (12,973,952)
                                              ----------  ------------  ----------  -------------
      Net (Decrease)....................         (86,122) $ (1,843,312)   (899,532) $  (9,352,198)
                                              ==========  ============  ==========  =============

                                                    CLASS R                    CLASS I
                                              ------------------------  -------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  -------------
      Sold..............................         882,365  $ 40,918,078     118,786  $   3,033,853
      Reinvested........................          15,177       618,113       7,518        189,541
      Redeemed..........................        (518,782)  (21,581,735)     (1,978)       (57,173)
                                              ----------  ------------  ----------  -------------
      Net Increase......................         378,760  $ 19,954,456     124,326  $   3,166,221
                                              ==========  ============  ==========  =============

                                                    CLASS R                    CLASS I
                                              ------------------------  -------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  -------------
      Sold..............................         169,423  $  1,779,036     758,230  $   8,587,930
      Redeemed..........................         (25,958)     (277,725)    (30,083)      (380,085)
                                              ----------  ------------  ----------  -------------
      Net Increase......................         143,465  $  1,501,311     728,147  $   8,207,845
                                              ==========  ============  ==========  =============

(5)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
     Contained below is per share operating performance for a share of each Class for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                    CLASS R                                                CLASS I
                      -------------------------------------------------------------------  ----------------------------------------
                       SIX MONTHS                                                            SIX MONTHS     PERIOD       PERIOD
                         ENDED                   FISCAL YEARS ENDED MAY 31,                    ENDED         ENDED        ENDED
                      NOVEMBER 30,  -----------------------------------------------------   NOVEMBER 30,    MAY 31,      MAY 31,
                        2000(A)       2000       1999       1998       1997       1996        2000(A)        2000         1999
                      ------------  ---------  ---------  ---------  ---------  ---------  --------------  ---------  -------------
RESERVE BLUE CHIP GROWTH FUND
--------------------
Net asset value,
  beginning of
  period............    $ 21.49      $ 20.84    $ 15.09    $15.46     $14.91     $12.03       $ 12.23       $13.29       $10.00
                        -------      -------    -------    ------     ------     ------       -------       ------       ------
Income from
  investment
  operations
  Net investment
    loss............      (0.15)       (0.21)     (0.23)    (0.00)     (0.17)     (0.10)        (0.01)       (0.05)       (0.32)
  Net realized and
    unrealized
    gain............      (2.83)        5.48       7.02      2.82       0.91       3.62         (1.65)        3.61         4.65
                        -------      -------    -------    ------     ------     ------       -------       ------       ------
Total from
  investment
  operations........      (2.98)        5.27       6.79      2.82       0.74       3.52         (1.66)        3.56         4.33
Less distribution
  from net realized
  income and net
  capital gain......      (0.00)       (4.62)     (1.04)    (3.19)     (0.19)     (0.64)        (0.00)       (4.62)       (1.04)
                        -------      -------    -------    ------     ------     ------       -------       ------       ------
Net asset value, end
  of period.........    $ 18.51      $ 21.49    $ 20.84    $15.09     $15.46     $14.91       $ 10.57       $12.23       $13.29
                        =======      =======    =======    ======     ======     ======       =======       ======       ======
Total Return........     (13.87)%      23.89%     46.62%    19.70%      5.12%     30.10%       (13.57)%      24.66%       32.90%
RATIOS/SUPPLEMENTAL DATA
--------------------
Net assets end of
  period
  (thousands).......    $11,210      $13,911    $10,570    $8,532     $5,428     $5,130       $ 2,541       $2,104       $    2
Ratio of expenses to
  average net
  assets............       1.45%(b)     1.45%      1.53%     1.75%      1.75%      1.75%         0.90%(b)      .90%         .88%(b)
Ratio of net
  investment loss to
  average net
  assets............      (1.23)%(b)    (1.03)%    (0.96)%   (0.87)%   (1.13)%    (0.94)%       (0.67)%(b)   (0.64)%      (1.12)%(b)
Portfolio turnover
  rate..............         68%          94%       144%      113%       109%        72%           68%          94%         144%

                                                  CLASS R                                              CLASS I
                      ----------------------------------------------------------------  --------------------------------------
                       SIX MONTHS                                                         SIX MONTHS     PERIOD      PERIOD
                         ENDED                  FISCAL YEARS ENDED MAY 31,                  ENDED        ENDED       ENDED
                      NOVEMBER 30,  --------------------------------------------------   NOVEMBER 30,   MAY 31,     MAY 31,
                        2000(A)       2000       1999      1998      1997      1996        2000(A)        2000        1999
                      ------------  ---------  --------  --------  --------  ---------  --------------  --------  ------------

RESERVE INFORMED INVESTORS GROWTH FUND
--------------------
Net asset value,
  beginning of
  period............    $ 16.44      $ 12.38    $10.46    $11.48   $ 14.36    $11.99        $13.98       $10.85      $10.00
                        -------      -------    ------    ------   -------    ------        ------       ------      ------
Income from
  investment
  operations
  Net investment
    loss............      (0.06)       (0.07)    (0.27)    (0.20)    (0.07)    (0.33)        (0.00)       (0.04)      (0.03)
  Net realized and
    unrealized gain
    (loss)..........      (0.34)        8.62     (4.12)     2.08     (1.66)     3.87         (0.31)        7.66        2.81
                        -------      -------    ------    ------   -------    ------        ------       ------      ------
Total from
  investment
  operations........      (0.40)        8.55      3.85      1.88     (1.73)     3.54         (0.31)        7.62        2.78
Less distribution
  from net realized
  net capital
  gain..............      (0.00)       (4.49)    (1.93)    (2.90)    (1.15)    (1.17)        (0.00)       (4.49)      (1.93)
                        -------      -------    ------    ------   -------    ------        ------       ------      ------
Net asset value, end
  of period.........    $ 16.04      $ 16.44    $12.38    $10.46   $ 11.48    $14.36        $13.67       $13.98      $10.85
                        =======      =======    ======    ======   =======    ======        ======       ======      ======
Total Return........      (2.43)%      67.08%    42.22%    17.88%   (11.35)%   29.75%        (2.22)%      68.07%       8.50%
RATIOS/SUPPLEMENTAL DATA
--------------------
Net assets end of
  period
  (thousands).......    $12,322      $16,807    $4,123    $4,334   $ 5,477    $6,393        $1,825       $1,404      $    1
Ratio of expenses to
  average net
  assets............       1.55%(b)     1.55%     1.61%     1.75%     1.75%     1.75%         1.00%(b)     1.00%       1.06%(b)
Ratio of net
  investment loss to
  average net
  assets............      (0.61)%(b)    (0.74)%   (1.04)%   (0.91)%   (0.57)%   (1.57)%      (0.01)%(b)   (0.47)%      (.59)%(b)
Portfolio turnover
  rate..............        268%         629%      551%      410%      255%      132%          268%         629%        551%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                 CLASS R                                                CLASS I
                   -------------------------------------------------------------------  ----------------------------------------
                    SIX MONTHS                                                            SIX MONTHS     PERIOD       PERIOD
                      ENDED                   FISCAL YEARS ENDED MAY 31,                    ENDED         ENDED        ENDED
                   NOVEMBER 30,  -----------------------------------------------------   NOVEMBER 30,    MAY 31,      MAY 31,
                     2000(A)       2000       1999       1998       1997      1996(C)      2000(A)        2000        1999(A)
                   ------------  ---------  ---------  ---------  ---------  ---------  --------------  ---------  -------------

RESERVE INTERNATIONAL EQUITY FUND
-----------------
Net asset value,
  beginning of
  period.........    $ 20.41      $ 12.73    $ 13.22    $ 12.59    $ 11.26    $10.00       $ 17.82       $11.21       $10.00
                     -------      -------    -------    -------    -------    ------       -------       ------       ------
Income from
  investment
  operations
  Net investment
    loss.........      (0.07)       (0.19)     (0.06)     (0.04)     (0.07)    (0.05)        (0.02)       (0.04)       (0.48)
  Net realized
    and
    unrealized
    gain
    (loss).......      (2.14)        7.87      (0.43)      0.67       1.40      1.31         (1.86)        6.65         1.69
                     -------      -------    -------    -------    -------    ------       -------       ------       ------
Total from
  investment
  operations.....      (2.21)        7.68      (0.49)      0.63       1.33      1.26         (1.88)        6.61         1.21
                     -------      -------    -------    -------    -------    ------       -------       ------       ------
Net asset value,
  end of
  period.........    $ 18.20      $ 20.41    $ 12.73    $ 13.22    $ 12.59    $11.26       $ 15.94       $17.82       $11.21
                     =======      =======    =======    =======    =======    ======       =======       ======       ======
Total Return.....     (10.83)%      60.33%     (3.78)%     5.00%     11.81%    12.60%       (10.55)%      58.97%       12.00%
RATIOS/SUPPLEMENTAL DATA
-----------------
Net assets end of
  period
  (thousands)....    $11,501      $13,781    $12,310    $12,699    $12,099    $3,578       $ 4,737       $  529       $    1
Ratio of expenses
  to average net
  assets.........       1.80%(b)     1.80%      1.87%      2.00%      2.00%     2.00%(c)       1.25%(b)    1.25%        1.29%(b)
Ratio of net
  investment loss
  to average net
  assets.........      (0.66)%(b)    (0.86)%    (0.50)%    (0.39)%    (0.82)%    (.92)%(c)      (0.31)%(b)   (0.58)%     (5.43)%(b)
Portfolio
  turnover
  rate...........         12%          86%       174%       114%        52%       70%           12%          86%         174%

                                                 CLASS R                                                 CLASS I
                   --------------------------------------------------------------------  ---------------------------------------
                    SIX MONTHS                                                            SIX MONTHS     PERIOD       PERIOD
                       ENDED                   FISCAL YEARS ENDED MAY 31,                    ENDED        ENDED        ENDED
                   NOVEMBER 30,   -----------------------------------------------------  NOVEMBER 30,    MAY 31,      MAY 31,
                      2000(A)       2000       1999       1998       1997      1996(D)      2000(A)       2000        1999(A)
                   -------------  ---------  ---------  ---------  ---------  ---------  -------------  ---------  -------------

RESERVE LARGE-CAP GROWTH FUND
-----------------
Net asset value,
  beginning of
  period.........     $17.32       $ 21.38    $18.16     $14.61     $10.95     $10.00       $ 9.06       $ 12.06      $ 10.00
Income from
  investment
  operations
  Net investment
    loss.........      (0.10)         0.04      0.00      (0.03)     (0.03)     (0.01)       (0.02)         0.11        (0.01)
  Net realized
    and
    unrealized
    gain
    (loss).......      (1.63)        (2.14)     3.76       3.89       3.69       0.96        (0.86)        (1.15)        2.61
                      ------       -------    ------     ------     ------     ------       ------       -------      -------
Total from
  investment
  operations.....      (1.73)        (2.10)     3.76       3.86       3.66       0.95        (0.88)        (1.04)        2.60
Less distribution
  from net
  realized net
  capital gain...       0.00         (1.96)    (0.54)     (0.31)      0.00       0.00         0.00         (1.96)       (0.54)
                      ------       -------    ------     ------     ------     ------       ------       -------      -------
Net asset value,
  end of
  period.........     $15.59       $ 17.32    $21.38     $18.16     $14.61     $10.95       $ 8.18       $  9.06      $ 12.06
                      ======       =======    ======     ======     ======     ======       ======       =======      =======
Total Return with
  management
  contribution...      (9.99)%      (10.95)%   21.13%     26.71%     33.42%      9.50%       (9.71)%      (10.61)%      20.60%
Total Return
  without
  management
  contribution...                   (11.10)%                                                              (10.71)%
RATIOS/SUPPLEMENTAL DATA
-----------------
Net assets end of
  period
  (thousands)....     $4,316       $ 5,084    $8,118     $6,786     $3,054     $1,231       $  892       $   897      $12,042
Ratio of expenses
  to average net
  assets.........       1.45%(b)      1.45%     1.51%      1.75%      1.75%      1.75%(b)      0.90%(b)     0.90%         .87%(b)
Ratio of net
  investment loss
  to average net
  assets.........      (1.02)%(b)     0.17%    (0.22)%    (0.36)%    (0.32)%     (.32)%(b)     (0.47)%(b)     0.11%       (.38)%(b)
Portfolio
  turnover
  rate...........         51%           70%       69%        25%        18%         0%          51%           70%          69%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                          CLASS R         CLASS I
                                        ------------    ------------
                                           PERIOD          PERIOD
                                           ENDED           ENDED
                                        NOVEMBER 30,    NOVEMBER 30,
                                         2000(A)(E)      2000(A)(E)
                                        ------------    ------------

      RESERVE INTERNATIONAL SMALL CAP FUND
      ------------------------------
      Net asset value, beginning of
        period......................       $10.00          $10.00
                                           ------          ------
      Income from investment
        operations
        Net investment loss.........        (0.06)          (0.11)
        Net realized and unrealized
          gain (loss)...............        (0.83)          (0.86)
                                           ------          ------
      Total from investment
        operations..................        (0.89)          (0.97)
      Less distribution from net
        realized net capital gain...            0               0
                                           ------          ------
      Net asset value, end of
        period......................       $ 9.11          $ 9.03
                                           ======          ======
      Total Return with management
        contribution................        (8.90)%         (9.70)%
      Total Return without
        management contribution.....
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (thousands).................       $  228          $  181
      Ratio of expenses to average
        net assets..................         1.80%(b)        1.25%(b)
      Ratio of net investment loss
        to average net assets.......        (1.67)%(b)      (1.22)%(b)
      Portfolio turnover rate.......          237%            237%

                                             CLASS R                                                  CLASS I
                      -----------------------------------------------------            -------------------------------------
                       SIX MONTHS                                                       SIX MONTHS    PERIOD      PERIOD
                          ENDED                 FISCAL YEARS ENDED MAY 31,                ENDED       ENDED        ENDED
                      NOVEMBER 30,   ------------------------------------------------  NOVEMBER 30,  MAY 31,      MAY 31,
                         2000(A)       2000      1999      1998      1997    1996(D)     2000(A)       2000       1999(A)
                      -------------  --------  --------  --------  --------  --------  ------------  --------  -------------

RESERVE SMALL-CAP GROWTH FUND
--------------------
Net asset value,
  beginning of
  period............     $ 45.89     $ 23.61    $16.66    $15.52   $ 19.56    $12.21      $ 28.49    $ 15.05      $10.00
                         -------     -------    ------    ------   -------    ------      -------    -------      ------
Income from
  investment
  operations
  Net investment
    loss............       (0.14)      (0.30)    (0.51)    (0.39)    (0.28)    (0.17)       (0.02)      0.11       (0.08)
  Net realized and
    unrealized gain
    (loss)..........       (6.23)      24.81      7.46      1.53      3.76      8.05        (3.90)     15.78        5.13
                         -------     -------    ------    ------   -------    ------      -------    -------      ------
Total from
  investment
  operations........       (6.37)      24.51      6.95      1.14     (4.04)     7.88        (3.92)     15.67        5.05
Less distribution
  from net realized
  net capital
  gain..............       (0.00)      (2.23)    (0.00)    (0.00)    (0.00)    (0.53)       (0.00)     (2.23)      (0.00)
                         -------     -------    ------    ------   -------    ------      -------    -------      ------
Net asset value, end
  of period.........     $ 39.52     $ 45.89    $23.61    $16.66   $ 15.52    $ 1956      $ 24.57    $ 28.49      $15.05
                         =======     =======    ======    ======   =======    ======      =======    =======      ======
Total Return........      (13.88)%    105.00%    41.72%     7.35%   (20.65)%   65.55%      (13.76)%   106.02%      50.50%
RATIOS/SUPPLEMENTAL DATA
--------------------
Net assets end of
  period
  (thousands).......     $58,007     $29,545    $6,258    $5,541   $ 5,789    $6,657      $16,480    $ 3,545      $    2
Ratio of expenses to
  average net
  assets............        1.55%(b)    1.55%     1.61%     1.75%     1.75%     1.75%        1.00%(b)    1.00%      1.00%(b)
Ratio of net
  investment loss to
  average net
  assets............       (0.80)%(b)   (1.19)%   (1.44)%   (1.64)%   (1.69)%   (1.70)%      (0.30)%(b)   (0.77)%      (.89)%(b)
Portfolio turnover
  rate..............         103%         38%       26%       46%       28%       38%         103%        38%         26%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
                                                      FISCAL                    FISCAL
                                       SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                         ENDED        ENDED        ENDED        ENDED
                                      NOVEMBER 30,   MAY 31,    NOVEMBER 30,   MAY 31,
                                        2000(A)      2000(F)      2000(A)      2000(F)
                                      ------------  ----------  ------------  ----------

      RESERVE STRATEGIC GROWTH FUND
      ------------------------------
      Net asset value, beginning of
        period......................    $ 11.59       $10.00      $ 11.64       $10.00
                                        -------       ------      -------       ------
      Income from investment
        operations
        Net investment loss.........       0.02        (0.06)        0.05        (0.02)
        Net realized and unrealized
          gain (loss)...............      (1.33)        1.65        (1.33)        1.66
                                        -------       ------      -------       ------
      Total from investment
        operations..................      (1.31)        1.59        (1.28)        1.64
                                        -------       ------      -------       ------
      Net asset value, end of
        period......................    $ 10.28       $11.59      $ 10.36       $11.64
                                        =======       ======      =======       ======
      Total Return..................     (11.30)%      15.90%      (11.00)%      16.40%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (thousands).................    $ 1,490       $1,663      $ 9,179       $8,473
      Ratio of expenses to average
        net assets..................       1.45%(b)     1.45%        0.90%(b)     1.00%
      Ratio of net investment loss
        to average net assets.......       0.31%(b)    (0.63)%       0.93%(b)    (0.44)%
      Portfolio turnover rate.......         31%           2%          31%           2%

---------------

(a)  Unaudited
(b)  Annualized.
(c)  From July 13, 1995 (Commencement of Operations) to May 31, 1996.
(d)  From January 2, 1996 (Commencement of Operations) to May 31, 1996.
(e)  From August 1, 2000 (Commencement of Operations) to November 30, 2000.
(f)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.